401(k) Savings Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
401(k) Savings Plan
11. 401(k) Savings Plan
The Company has a 401(k) available for participating employees who meet certain eligibility requirements. Eligible employees may defer a portion of their salary as defined by the plan. Company contributions to the plan may be made at the discretion of the board of directors of the Company. The Company makes matching contributions of up to 2% of eligible wages. During the three months ended March 31, 2023 and 2022, the Company recorded less than $0.1 million and $0.1 million, respectively, of expense related t
o th
is matching contribution.

10. 401(k) Savings Plan
The Company has a 401(k) available for participating employees who meet certain eligibility requirements. Eligible employees may defer a portion of their salary as defined by the plan. Company contributions to the plan may be made at the discretion of the board of directors of the Company. Effective August 2021, the Company began making matching contributions of up to 2% of eligible wages. During the years ended December 31, 2022 and 2021, the Company recorded $0.2 million and $0.1 million, respectively, of expense related to this matching contribution.